QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2017

ITEM 1. SCHEDULE OF INVESTMENTS

GLOBAL STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS September 30, 2017 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 95.45%

DENMARK – 1.13%
Novo Nordisk	3,000	$144,450

FRANCE – 8.20%
Air Liquide Ord	1,000	133,287
Danone-Spons ADR	20,427	321,725
Essilor International	2,000	247,440
L’Oreal Ord	4,000	170,080
Pernod Ricard Ord	6,500	180,050

		1,052,582

GERMANY – 1.90%
Fresenius Medical Care AG & Co.	5,000	244,450

GREAT BRITAIN – 8.07%
British American Tobacco	2,000	124,900
Coca-Cola European Partners	5,000	208,100
Diageo PLC	2,000	264,260
Reckitt Benckiser Group	6,000	111,660
Rio Tinto PLC Spon ADR	4,500	212,355
Vodafone Group PLC-SP ADR	4,000	113,840

		1,035,115

NETHERLANDS – 2.76%
Unilever NV Certificates	6,000	354,240

SPAIN – 1.13%
Grifols SA	5,000	145,571

SWITZERLAND – 8.28%
Chocoladefabriken Lindt & Sprungli AG	45	256,605
Nestle SA Cham ET Vevey	3,500	294,035
Novartis AG	2,000	171,700
Roche Holding AG-GENUSSC	5,000	160,000
SGS SA Reg D	7,500	179,813

		1,062,153

UNITED STATES – 63.98%
Aetna Inc.	1,500	238,515
Ally Financial Inc.	6,000	145,560
Alphabet Inc - Class C	400	383,644
Amazon.Com Inc.	600	576,810
Apple Inc.	3,000	462,360
Bank of America Corp.	12,500	316,750
BGC Partners, Inc. PFD, 8.125%	5,000	129,850
BGC Partners Inc - Class A	35,000	506,450
Bluerock Residential	3,000	76,800
CBS Corp.	5,000	290,000
Cisco Systems Inc.	10,000	336,300
Citigroup Inc.	4,000	290,960
The Coca-Cola Co.	6,000	270,060
Colony Northstar Inc - Class A	20,000	251,200
Colony Northstar PFD E, 8.750%	2,000	54,600
Colony Northstar PFD I, 7.150%	2,000	50,920
Delta Air Lines, Inc.	3,000	144,660
Freeport-McMoRan Inc.	25,000	351,000
Gaming and Leisure Properties	5,000	184,450
General Electric Co.	10,000	241,800
GMAC Capital Trust Inc. PFD, Series 2, 8.125%	5,000	132,000
Goldman Sachs Group Inc. PFD	4,000	110,000
iShares MSCI Europe Financial	2,500	58,700
KKR Financial Holdings PFD, Series A, 7.375%	3,000	77,370
Lexington Realty Trust REIT	25,000	255,500
Morgan Stanley PFD, Series G, 6.625%	3,000	80,970
MPLX LP	12,500	437,625
New Media Investment Group	25,000	369,750
New Senior Investment Group	20,000	183,000
PayPal Holdings Inc.	4,000	256,120
Pebblebrook Hotel Trust PFD, Series C, 6.500%	3,500	90,195
Philip Morris International	1,500	166,515
Starwood Property Trust Inc.	15,000	325,800
THL Credit Inc.	22,500	209,925
Western Gas Partners LP	3,000	153,840

		8,209,999

TOTAL COMMON STOCKS		12,248,560

TOTAL INVESTMENTS – 95.45%		12,248,560
Other assets, net of liabilities - 4.55%		584,467

NET ASSETS – 100.00%		$12,833,027

GLOBAL STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS September 30, 2017 (unaudited)

OPTIONS WRITTEN – (0.63)%

CALL OPTION – (0.63)%	Contracts	Fair Value

Aetna Inc New
Expiration: October 2017, Exercise Price $130.00	15	$(44,213)
PayPal Holdings
Expiration: January 2018, Exercise Price $46.00	20	(37,050)

		(81,263)

TOTAL OPTIONS WRITTEN – (0.63)%		$(81,263)

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily and indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Common Stocks
Denmark	$144,450	-	-
France	1,052,582	-	-
Germany	244,450	-	-
Great Britain	1,035,115	-	-
Netherlands	354,240	-	-
Spain	145,571	-	-
Switzerland	1,062,153	-	-
United States	8,209,999	-	-

Total Commons Stock	$12,248,560	-	-

Options	$(81,263)	-	-

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2017.

At September 30, 2017 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $10,647,776 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,783,976
Gross unrealized depreciation	(183,192)

Net unrealized appreciation	$1,600,784

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 27, 2017

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 27, 2017